File No. 33-16338

811-05202

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 154  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 154  [X]

(Check appropriate box or boxes.)

The Dreyfus/Laurel Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6000

Bennett MacDougall, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

 X immediately upon filing pursuant to paragraph (b)

 _  on (date) pursuant to paragraph (b)

 ____ days after filing pursuant to paragraph (a)(1)

 __ on (date) pursuant to paragraph (a)(1)

 ____ days after filing pursuant to paragraph (a)(2)

 __ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 __ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant's Registration Statement on Form N-1A relates to the series listed below and does not affect General Treasury and Agency Money Market Fund (Class A and Class R Shares), General AMT-Free Municipal Money Market Fund,

Dreyfus BASIC S&P 500 Stock Index Fund, Dreyfus Bond Market Index Fund, Dreyfus Disciplined Stock Fund, Dreyfus Core Equity Fund, Dreyfus Floating Rate Income Fund, Dreyfus

Money Market Reserves, Dreyfus Opportunistic Fixed Income Fund, and Dreyfus Tax Managed Growth Fund and only affects the Registration Statement of the series/class below:

General Treasury and Agency Money Market Fund (Class B Shares)

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 7th day of January, 2016.

The Dreyfus/Laurel Funds, Inc.

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signatures	Title	Date

	/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	1/7/16
Bradley J. Skapyak
	/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	1/7/16
James Windels
	/s/ Joseph S. DiMartino*	Chairman of the Board	1/7/16
Joseph S. DiMartino
	/s/ Kenneth A. Himmel*	Board Member	1/7/16
Kenneth A. Himmel
	/s/ Stephen J. Lockwood*	Board Member	1/7/16
Stephen J. Lockwood
	/s/ Roslyn M. Watson*	Board Member	1/7/16
Roslyn M. Watson
	/s/ Benaree Pratt Wiley*	Board Member	1/7/16
Benaree Pratt Wiley
	/s/ Francine J. Bovich*	Board Member	1/7/16
Francine J. Bovich
*BY:	/s/ James Bitetto
James Bitetto Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.